UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944

                       Oppenheimer Quest Value Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
Freddie Mac                                                                6.2%
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Citigroup, Inc.                                                            4.6
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Bank of America Corp.                                                      4.2
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Wells Fargo & Co.                                                          4.0
-------------------------------------------------------------------------------
McDonald's Corp.                                                           3.9
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       3.6
-------------------------------------------------------------------------------
CVS Corp.                                                                  3.4
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Exelon Corp.                                                               3.3
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Carnival Corp.                                                             3.1
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                                        3.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
-------------------------------------------------------------------------------
Diversified Financial Services                                            10.3%
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                 8.7
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Commercial Banks                                                           8.2
-------------------------------------------------------------------------------
Insurance                                                                  7.2
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              7.0
-------------------------------------------------------------------------------
Food & Staples Retailing                                                   5.6
-------------------------------------------------------------------------------
Oil & Gas                                                                  4.7
-------------------------------------------------------------------------------
Pharmaceuticals                                                            4.6
-------------------------------------------------------------------------------
Diversified Telecommunication Services                                     4.2
-------------------------------------------------------------------------------
Multiline Retail                                                           3.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                     8 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Financials                            35.0%

     Diversified Financial Services      10.5

     Thrifts & Mortgage Finance           8.9

     Commercial Banks                     8.3

     Insurance                            7.3

   Consumer Discretionary                17.1

   Consumer Staples                      11.1

   Industrials                            9.4

   Health Care                            7.5

   Information Technology                 6.3

   Energy                                 4.8

   Telecommunication Services             4.3

   Utilities                              3.3

   Materials                              1.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended October 31, 2004, Oppenheimer Quest Value Fund, Inc., benefited from its "bottom-up" approach to identifying attractive values among individual companies and produced solid results.

      The Fund's top contributor to performance over the reporting period was mortgage finance company Countrywide Financial, which successfully offset a decline in mortgage origination volumes with strong results from its mortgage-servicing unit. Although the Fund's relatively light holdings of energy stocks hindered returns, it nonetheless participated in the sector's gains through its investment in major integrated oil company ChevronTexaco, which benefited not just from rising commodity prices but also from its restructuring efforts in the wake of the merger that created the company.

      Although a cloud of uncertainty continued to hang over government-sponsored enterprise Freddie Mac, the stock gained value during the reporting period from what we considered to be oversold levels as it made progress toward resolving some of its accounting issues. A similar turnaround took place at cruise ship operator Carnival Corp., which recovered from the post-9/11 travel slump and executed well on its plan to increase bookings. Finally, aircraft manufacturer Boeing benefited from higher order volume from Asia and the U.S. military, offsetting persistent weakness in the U.S. commercial airline industry.

      As is to be expected from a broadly diversified portfolio, the Fund had its share of disappointments during the reporting period. For example, a national retailer saw its stock price decline when retail sales remained softer than many analysts had expected. Sluggish advertising spending and increased competition from satellite radio hurt a radio broadcaster. In the health care area, a pharmaceutical giant was hurt by negative investor sentiment toward its industry as well as ongoing legal issues related to its recalled diet drug. Among consumer staples stocks, grocery chain Kroger Company experienced erosion of its profit margins as competition intensified from mass merchandisers.

      As is consistent with our patient, long-term investment perspective, there were relatively few additions to or eliminations from the Fund's portfolio. New positions established during the reporting period included one of the world's largest aluminum producers, a French drug company, a large toy seller and a U.S. financial services company, all of which were acquired at prices we considered attractive.


                     10 | OPPENHEIMER QUEST VALUE FUND, INC.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A, Class B and Class C shares, performance is measured for a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     11 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Quest Value Fund, Inc. SM (Class A)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Quest Value
                                 Fund, Inc. SM
      Date                         (Class A)             S&P 500 Index

   10/31/1994                        9,425                  10,000
   01/31/1995                        9,448                  10,032
   04/30/1995                       10,323                  11,046
   07/31/1995                       11,579                  12,142
   10/31/1995                       11,757                  12,641
   01/31/1996                       13,027                  13,907
   04/30/1996                       13,708                  14,380
   07/31/1996                       13,481                  14,152
   10/31/1996                       15,095                  15,685
   01/31/1997                       16,104                  17,568
   04/30/1997                       16,132                  17,992
   07/31/1997                       18,987                  21,527
   10/31/1997                       18,931                  20,720
   01/31/1998                       19,599                  22,294
   04/30/1998                       22,313                  25,381
   07/31/1998                       21,402                  25,683
   10/31/1998                       20,801                  25,280
   01/31/1999                       21,117                  29,541
   04/30/1999                       23,369                  30,921
   07/31/1999                       22,151                  30,872
   10/31/1999                       22,080                  31,768
   01/31/2000                       20,840                  32,596
   04/30/2000                       21,209                  34,050
   07/31/2000                       20,320                  33,640
   10/31/2000                       22,398                  33,699
   01/31/2001                       24,051                  32,303
   04/30/2001                       24,063                  29,636
   07/31/2001                       23,945                  28,822
   10/31/2001                       21,228                  25,312
   01/31/2002                       21,827                  27,091
   04/30/2002                       22,020                  25,897
   07/31/2002                       19,026                  22,015
   10/31/2002                       18,145                  21,490
   01/31/2003                       17,867                  20,858
   04/30/2003                       18,773                  22,451
   07/31/2003                       20,318                  24,357
   10/31/2003                       22,093                  25,958
   01/31/2004                       23,573                  28,064
   04/30/2004                       23,379                  27,585
   07/31/2004                       23,621                  27,563
   10/31/2004                       24,106                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 2.84%   5-Year 0.57%   10-Year 9.20%


                     12 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Quest Value Fund, Inc. SM (Class B)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Quest Value
                                 Fund, Inc. SM
      Date                         (Class B)             S&P 500 Index

   10/31/1994                       10,000                  10,000
   01/31/1995                       10,008                  10,032
   04/30/1995                       10,923                  11,046
   07/31/1995                       12,236                  12,142
   10/31/1995                       12,408                  12,641
   01/31/1996                       13,737                  13,907
   04/30/1996                       14,433                  14,380
   07/31/1996                       14,173                  14,152
   10/31/1996                       15,853                  15,685
   01/31/1997                       16,889                  17,568
   04/30/1997                       16,899                  17,992
   07/31/1997                       19,869                  21,527
   10/31/1997                       19,771                  20,720
   01/31/1998                       20,456                  22,294
   04/30/1998                       23,246                  25,381
   07/31/1998                       22,271                  25,683
   10/31/1998                       21,625                  25,280
   01/31/1999                       21,919                  29,541
   04/30/1999                       24,220                  30,921
   07/31/1999                       22,935                  30,872
   10/31/1999                       22,818                  31,768
   01/31/2000                       21,506                  32,596
   04/30/2000                       21,848                  34,050
   07/31/2000                       20,907                  33,640
   10/31/2000                       23,010                  33,699
   01/31/2001                       24,708                  32,303
   04/30/2001                       24,720                  29,636
   07/31/2001                       24,599                  28,822
   10/31/2001                       21,807                  25,312
   01/31/2002                       22,423                  27,091
   04/30/2002                       22,622                  25,897
   07/31/2002                       19,546                  22,015
   10/31/2002                       18,641                  21,490
   01/31/2003                       18,355                  20,858
   04/30/2003                       19,285                  22,451
   07/31/2003                       20,873                  24,357
   10/31/2003                       22,696                  25,958
   01/31/2004                       24,217                  28,064
   04/30/2004                       24,018                  27,585
   07/31/2004                       24,266                  27,563
   10/31/2004                       24,764                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 3.12%   5-Year 0.69%   10-Year 9.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     13 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Quest Value Fund, Inc. SM (Class C)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Quest Value
                                 Fund, Inc. SM
      Date                         (Class C)             S&P 500 Index

   10/31/1994                       10,000                  10,000
   01/31/1995                       10,014                  10,032
   04/30/1995                       10,931                  11,046
   07/31/1995                       12,245                  12,142
   10/31/1995                       12,410                  12,641
   01/31/1996                       13,734                  13,907
   04/30/1996                       14,431                  14,380
   07/31/1996                       14,180                  14,152
   10/31/1996                       15,851                  15,685
   01/31/1997                       16,887                  17,568
   04/30/1997                       16,897                  17,992
   07/31/1997                       19,869                  21,527
   10/31/1997                       19,781                  20,720
   01/31/1998                       20,454                  22,294
   04/30/1998                       23,256                  25,381
   07/31/1998                       22,271                  25,683
   10/31/1998                       21,624                  25,280
   01/31/1999                       21,924                  29,541
   04/30/1999                       24,226                  30,921
   07/31/1999                       22,941                  30,872
   10/31/1999                       22,824                  31,768
   01/31/2000                       21,510                  32,596
   04/30/2000                       21,853                  34,050
   07/31/2000                       20,911                  33,640
   10/31/2000                       23,014                  33,699
   01/31/2001                       24,677                  32,303
   04/30/2001                       24,640                  29,636
   07/31/2001                       24,502                  28,822
   10/31/2001                       21,674                  25,312
   01/31/2002                       22,258                  27,091
   04/30/2002                       22,425                  25,897
   07/31/2002                       19,340                  22,015
   10/31/2002                       18,406                  21,490
   01/31/2003                       18,086                  20,858
   04/30/2003                       18,969                  22,451
   07/31/2003                       20,492                  24,357
   10/31/2003                       22,233                  25,958
   01/31/2004                       23,666                  28,064
   04/30/2004                       23,436                  27,585
   07/31/2004                       23,628                  27,563
   10/31/2004                       24,050                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 7.18%   5-Year 1.05%   10-Year 9.17%


                     14 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Quest Value Fund, Inc. SM (Class N)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Quest Value
                                 Fund, Inc. SM
      Date                         (Class N)             S&P 500 Index

   03/01/2001                       10,000                  10,000
   04/30/2001                       10,175                  10,094
   07/31/2001                       10,125                   9,817
   10/31/2001                        8,976                   8,621
   01/31/2002                        9,229                   9,227
   04/30/2002                        9,301                   8,821
   07/31/2002                        8,034                   7,499
   10/31/2002                        7,656                   7,320
   01/31/2003                        7,533                   7,104
   04/30/2003                        7,911                   7,647
   07/31/2003                        8,555                   8,296
   10/31/2003                        9,290                   8,841
   01/31/2004                        9,907                   9,559
   04/30/2004                        9,815                   9,396
   07/31/2004                        9,907                   9,388
   10/31/2004                       10,101                   9,674

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 7.73%   5-Year N/A   Since Inception (3/1/01) 0.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Quest Value Fund, Inc. SM (Class Y)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Quest Value
                                 Fund, Inc. SM
      Date                         (Class Y)             S&P 500 Index

   12/16/1996                       10,000                  10,000
   01/31/1997                       10,564                  10,624
   04/30/1997                       10,594                  10,881
   07/31/1997                       12,485                  13,019
   10/31/1997                       12,455                  12,531
   01/31/1998                       12,909                  13,482
   04/30/1998                       14,708                  15,349
   07/31/1998                       14,121                  15,532
   10/31/1998                       13,744                  15,289
   01/31/1999                       13,960                  17,866
   04/30/1999                       15,441                  18,700
   07/31/1999                       14,657                  18,670
   10/31/1999                       14,630                  19,212
   01/31/2000                       13,817                  19,713
   04/30/2000                       14,046                  20,593
   07/31/2000                       13,435                  20,344
   10/31/2000                       14,793                  20,380
   01/31/2001                       15,970                  19,536
   04/30/2001                       15,986                  17,923
   07/31/2001                       15,923                  17,431
   10/31/2001                       14,128                  15,308
   01/31/2002                       14,540                  16,383
   04/30/2002                       14,683                  15,661
   07/31/2002                       12,689                  13,314
   10/31/2002                       12,115                  12,997
   01/31/2003                       11,932                  12,614
   04/30/2003                       12,554                  13,578
   07/31/2003                       13,590                  14,730
   10/31/2003                       14,779                  15,698
   01/31/2004                       15,775                  16,972
   04/30/2004                       15,655                  16,683
   07/31/2004                       15,831                  16,669
   10/31/2004                       16,159                  17,176

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/04

1-Year 9.34%   5-Year 2.01%   Since Inception (12/16/96) 6.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                     16 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor during the reporting period is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio management team during the reporting period is employed by the Fund's subadvisor.

CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     17 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     18 | OPPENHEIMER QUEST VALUE FUND, INC.

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING     ENDING        EXPENSES
                       ACCOUNT       ACCOUNT       PAID DURING
                       VALUE         VALUE         6 MONTHS ENDED
                       (5/1/04)      (10/31/04)    OCTOBER 31, 2004
-------------------------------------------------------------------
Class A Actual         $ 1,000.00    $ 1,031.10    $  6.97
-------------------------------------------------------------------
Class A Hypothetical     1,000.00      1,018.30       6.92
-------------------------------------------------------------------
Class B Actual           1,000.00      1,026.30      11.32
-------------------------------------------------------------------
Class B Hypothetical     1,000.00      1,014.03      11.25
-------------------------------------------------------------------
Class C Actual           1,000.00      1,026.20      11.27
-------------------------------------------------------------------
Class C Hypothetical     1,000.00      1,014.08      11.20
-------------------------------------------------------------------
Class N Actual           1,000.00      1,029.20       8.71
-------------------------------------------------------------------
Class N Hypothetical     1,000.00      1,016.59       8.65
-------------------------------------------------------------------
Class Y Actual           1,000.00      1,032.20       5.84
-------------------------------------------------------------------
Class Y Hypothetical     1,000.00      1,019.41       5.80

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.36%
------------------------
Class B        2.21
------------------------
Class C        2.20
------------------------
Class N        1.70
------------------------
Class Y        1.14


                     19 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.7%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.0%
Carnival Corp.                                           600,000   $  30,336,000
--------------------------------------------------------------------------------
McDonald's Corp.                                       1,300,000      37,895,000
                                                                   -------------
                                                                      68,231,000

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.7%
Eastman Kodak Co.                                        500,000      15,140,000
--------------------------------------------------------------------------------
Mattel, Inc.                                             650,000      11,381,500
                                                                   -------------
                                                                      26,521,500

--------------------------------------------------------------------------------
MEDIA--3.3%
Clear Channel
Communications,
Inc.                                                     500,000      16,700,000
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                      900,000      14,976,000
                                                                   -------------
                                                                      31,676,000

--------------------------------------------------------------------------------
MULTILINE RETAIL--3.7%
Dollar General Corp.                                     757,100      14,574,175
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                      600,000      21,000,000
                                                                   -------------
                                                                      35,574,175

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.6%
CVS Corp.                                                750,000      32,595,000
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                     1,400,000      21,154,000
                                                                   -------------
                                                                      53,749,000

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Kraft Foods, Inc.,
Cl. A                                                    600,000      19,986,000
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Procter & Gamble
Co. (The)                                                250,000      12,795,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.9%
Gillette Co.                                             450,000      18,666,000
--------------------------------------------------------------------------------
ENERGY--4.7%
--------------------------------------------------------------------------------
OIL & GAS--4.7%
BP plc, ADR                                              275,000      16,018,750
--------------------------------------------------------------------------------
ChevronTexaco
Corp.                                                    550,000      29,183,000
                                                                   -------------
                                                                      45,201,750

--------------------------------------------------------------------------------
FINANCIALS--34.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.2%
Bank of America
Corp.                                                    900,000      40,311,000
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        650,000      38,818,000
                                                                   -------------
                                                                      79,129,000

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.3%
Citigroup, Inc.                                        1,000,000      44,370,000
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                              900,000      34,740,000
--------------------------------------------------------------------------------
Morgan Stanley                                           400,000      20,436,000
                                                                   -------------
                                                                      99,546,000

--------------------------------------------------------------------------------
INSURANCE--7.2%
AFLAC, Inc.                                              500,000      17,940,000
--------------------------------------------------------------------------------
American
International
Group, Inc.                                              250,000      15,177,500
--------------------------------------------------------------------------------
UnumProvident
Corp.                                                    700,000       9,562,000
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   375,000      27,187,500
                                                                   -------------
                                                                      69,867,000

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--8.7%
Countrywide
Financial Corp.                                          750,000      23,947,500
--------------------------------------------------------------------------------
Freddie Mac                                              900,000      59,940,000
                                                                   -------------
                                                                      83,887,500

--------------------------------------------------------------------------------
HEALTH CARE--7.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Wyeth                                                    500,000      19,825,000
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Anthem, Inc. 1                                            75,000       6,030,000


                     20 | OPPENHEIMER QUEST VALUE FUND, INC.

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.6%
Bristol-Myers
Squibb Co.                                               350,000   $   8,200,500
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        200,000       6,262,000
--------------------------------------------------------------------------------
Pfizer, Inc.                                             800,000      23,160,000
--------------------------------------------------------------------------------
Sanofi-Aventis
SA, ADR                                                  200,000       7,300,000
                                                                   -------------
                                                                      44,922,500

--------------------------------------------------------------------------------
INDUSTRIALS--9.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Boeing Co.                                               500,000      24,950,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Waste
Management, Inc.                                         750,000      21,360,000
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
3M Co.                                                   350,000      27,149,500
--------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Union Pacific Corp.                                      250,000      15,742,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. 1                                    600,000      11,526,000
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.8%
Dell, Inc. 1                                             400,000      14,024,000
--------------------------------------------------------------------------------
EMC Corp. 1                                            1,000,000      12,870,000
                                                                   -------------
                                                                      26,894,000

--------------------------------------------------------------------------------
SOFTWARE--2.1%
Microsoft Corp.                                          750,000      20,992,500
--------------------------------------------------------------------------------
MATERIALS--1.2%
--------------------------------------------------------------------------------
METALS & MINING--1.2%
Alcan, Inc.                                              250,000      11,580,000

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
SBC
Communications,
Inc.                                                     550,000      13,893,000
--------------------------------------------------------------------------------
Verizon
Communications,
Inc.                                                     675,000      26,392,500
                                                                   -------------
                                                                      40,285,500

--------------------------------------------------------------------------------
UTILITIES--3.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.3%
Exelon Corp.                                             800,000      31,696,000
                                                                   -------------
Total Common Stocks
(Cost $786,764,505)                                                  947,783,425

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--1.8%
--------------------------------------------------------------------------------
Federal Home Loan Bank,
1.69%, 11/1/04
(Cost $17,820,000)                                   $17,820,000      17,820,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $804,584,505)                                         99.8%    965,603,425
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                           0.2       1,914,616
                                                     ---------------------------
NET ASSETS                                                 100.0%  $ 967,518,041
                                                     ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     21 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $804,584,505)--see accompanying statement of investments  $  965,603,425
-----------------------------------------------------------------------------------------------------
Cash                                                                                         377,019
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                     1,599,085
Investments sold                                                                           1,572,048
Shares of capital stock sold                                                                 490,960
Other                                                                                         46,015
                                                                                      ---------------
Total assets                                                                             969,688,552

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                           1,468,200
Transfer and shareholder servicing agent fees                                                215,786
Distribution and service plan fees                                                           193,008
Directors' compensation                                                                      142,328
Shareholder communications                                                                   110,536
Other                                                                                         40,653
                                                                                      ---------------
Total liabilities                                                                          2,170,511

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $  967,518,041
                                                                                      ===============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                  $   49,334,746
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               754,140,202
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          4,335,950
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (1,311,777)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               161,018,920
                                                                                      ---------------
NET ASSETS                                                                            $  967,518,041
                                                                                      ===============


                     22 | OPPENHEIMER QUEST VALUE FUND, INC.

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $671,678,161 and 33,743,169 shares of capital stock outstanding)              $  19.91
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                      $  21.12
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $164,155,693 and 8,744,017 shares of capital stock outstanding)        $  18.77
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $82,633,894 and 4,398,076 shares of capital stock outstanding)         $  18.79
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $18,706,401 and 946,281 shares of capital stock outstanding)           $  19.77
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $30,343,892 and 1,503,203 shares of capital stock outstanding)  $  20.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     23 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $34,516)           $  19,255,500
--------------------------------------------------------------------------------
Interest                                                                606,723
--------------------------------------------------------------------------------
Portfolio lending fees                                                   11,665
                                                                  --------------
Total investment income                                              19,873,888

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       8,454,862
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,607,126
Class B                                                               1,925,093
Class C                                                                 810,100
Class N                                                                  78,457
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,525,151
Class B                                                                 559,435
Class C                                                                 242,968
Class N                                                                  50,606
Class Y                                                                  78,139
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  93,426
Class B                                                                  99,074
Class C                                                                  23,451
Class N                                                                   1,436
--------------------------------------------------------------------------------
Directors' compensation                                                  55,877
--------------------------------------------------------------------------------
Custodian fees and expenses                                              13,483
--------------------------------------------------------------------------------
Other                                                                   134,389
                                                                  --------------
Total expenses                                                       15,753,073
Less reduction to custodian expenses                                     (1,957)
Less payments and waivers of expenses                                    (4,011)
                                                                  --------------
Net expenses                                                         15,747,105

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 4,126,783


                     24 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                       $  42,418,079
Net increase from payment by affiliate                                  378,250
                                                                  --------------
Net realized gain                                                    42,796,329
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 35,222,302

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  82,145,414
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                        2004              2003
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                               $    4,126,783    $    1,854,362
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                42,796,329          (839,565)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    35,222,302       163,856,191
                                                                    ---------------------------------
Net increase in net assets resulting from operations                    82,145,414       164,870,988

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (1,818,065)               --
Class B                                                                         --                --
Class C                                                                         --                --
Class N                                                                     (4,755)               --
Class Y                                                                    (83,853)               --

-----------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                  3,988,765        20,507,802
Class B                                                                (65,573,308)      (54,317,094)
Class C                                                                   (139,229)       (5,544,078)
Class N                                                                  5,137,266         2,133,914
Class Y                                                                 (3,629,908)        3,716,361

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                          20,022,327       131,367,893
-----------------------------------------------------------------------------------------------------
Beginning of period                                                    947,495,714       816,127,821
                                                                    ---------------------------------
End of period (including accumulated net investment income
of $4,335,950 and $1,737,590, respectively)                         $  967,518,041    $  947,495,714
                                                                    =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CLASS A      YEAR ENDED OCTOBER 31,                         2004             2003             2002             2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     18.30      $     15.03      $     17.97      $     19.40      $    21.77
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .13 1            .07              .03              .03             .04
Net realized and unrealized gain (loss)                     1.53             3.20            (2.56)           (1.01)            .17
                                                     -------------------------------------------------------------------------------
Total from investment operations                            1.66             3.27            (2.53)            (.98)            .21
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.05)              --               --               --              --
Distributions from net realized gain                          --               --             (.41)            (.45)          (2.58)
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.05)              --             (.41)            (.45)          (2.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     19.91      $     18.30      $     15.03      $     17.97      $    19.40
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.11%           21.76%          (14.52)%          (5.23)%          1.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   671,678      $   613,601      $   487,750      $   567,124      $  569,086
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   662,530      $   518,901      $   567,625      $   593,910      $  685,319
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       0.66%            0.48%            0.21%            0.21%           0.05%
Total expenses                                              1.37%            1.51%            1.59%            1.57%           1.61%
Expenses after payments and waivers
and reduction to custodian expenses                          N/A 4,5          N/A 4,5          N/A 4,5          N/A 4,6        1.56%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       13%              17%              12%              19%             51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED OCTOBER 31,                         2004            2003            2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     17.36     $     14.37     $     17.31      $     18.82      $     21.32
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.03) 1         (.18)           (.13)            (.08)            (.17)
Net realized and unrealized gain (loss)                     1.44            3.17           (2.40)            (.98)             .25
                                                     -------------------------------------------------------------------------------
Total from investment operations                            1.41            2.99           (2.53)           (1.06)             .08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --              --              --               --               --
Distributions from net realized gain                          --              --            (.41)            (.45)           (2.58)
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               --              --            (.41)            (.45)           (2.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     18.77     $     17.36     $     14.37      $     17.31      $     18.82
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          8.12%          20.81%         (15.09)%          (5.83)%           0.79%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   164,156     $   213,433     $   229,555      $   318,916      $   336,225
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   192,420     $   209,546     $   296,203      $   346,623      $   390,734
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (0.19)%         (0.30)%         (0.47)%          (0.45)%          (0.58)%
Total expenses                                              2.23%           2.35%           2.27%            2.21%            2.24%
Expenses after payments and waivers
and reduction to custodian expenses                          N/A 4          2.31%            N/A 4,5          N/A 4,6         2.19%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       13%             17%             12%              19%              51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS C     YEAR ENDED OCTOBER 31,                          2004            2003            2002             2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     17.37     $     14.38     $     17.32      $     18.83      $     21.32
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.03) 1         (.08)           (.08)            (.05)            (.17)
Net realized and unrealized gain (loss)                     1.45            3.07           (2.45)           (1.01)             .26
                                                     -------------------------------------------------------------------------------
Total from investment operations                            1.42            2.99           (2.53)           (1.06)             .09
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --              --              --               --               --
Distributions from net realized gain                          --              --            (.41)            (.45)           (2.58)
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               --              --            (.41)            (.45)           (2.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     18.79     $     17.37     $     14.38      $     17.32      $     18.83
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          8.18%          20.79%         (15.08)%          (5.82)%           0.83%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    82,634     $    76,529     $    68,834      $    81,771      $    79,102
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    81,073     $    68,992     $    82,282      $    84,956      $    94,621
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (0.18)%         (0.32)%         (0.46)%          (0.42)%          (0.55)%
Total expenses                                              2.21%           2.35%           2.26%            2.19%            2.21%
Expenses after payments and waivers
and reduction to custodian expenses                          N/A 4          2.33%            N/A 4,5          N/A 4,6         2.16%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       13%             17%             12%              19%              51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,                          2004            2003            2002            2001 1
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     18.19     $     14.99     $     17.96       $     20.01
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .06 2           .02            (.01)               -- 3
Net realized and unrealized gain (loss)                     1.53            3.18           (2.55)            (2.05)
                                                     -----------------------------------------------------------------
Total from investment operations                            1.59            3.20           (2.56)            (2.05)
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.01)             --              --                --
Distributions from net realized gain                          --              --            (.41)               --
                                                     -----------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.01)             --            (.41)               --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     19.77     $     18.19     $     14.99       $     17.96
                                                     =================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                          8.73%          21.35%         (14.70)%          (10.25)%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    18,706     $    12,361     $     8,147       $     2,696
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    15,716     $     9,847     $     6,363       $       651
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                0.30%           0.17%          (0.02)%           (0.13)%
Total expenses                                              1.71%           1.87%           1.79%             1.72%
Expenses after payments and waivers
and reduction to custodian expenses                          N/A 6          1.82%            N/A 6,7           N/A 6,8
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       13%             17%             12%               19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

8. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS Y     YEAR ENDED OCTOBER 31,                          2004             2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     18.53      $     15.19     $     18.10     $     19.47     $     21.82
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .18 1            .07             .05             .04             .04
Net realized and unrealized gain (loss)                     1.54             3.27           (2.55)           (.96)            .19
                                                     -----------------------------------------------------------------------------
Total from investment operations                            1.72             3.34           (2.50)           (.92)            .23
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.06)              --              --              --              --
Distributions from net realized gain                          --               --            (.41)           (.45)          (2.58)
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.06)              --            (.41)           (.45)          (2.58)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     20.19      $     18.53     $     15.19     $     18.10     $     19.47
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.34%           21.99%         (14.25)%         (4.89)%          1.54%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    30,344      $    31,571     $    21,842     $    20,681     $    13,478
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    28,011      $    26,426     $    23,774     $    18,259     $    12,712
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       0.90%            0.69%           0.50%           0.52%           0.21%
Total expenses                                              1.15%            1.37%           1.38%           1.25%           1.45%
Expenses after payments and waivers
and reduction to custodian expenses                          N/A 4,5         1.30%           1.28%           1.22%           1.40%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       13%              17%             12%             19%             51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with OpCap Advisors.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under


                     32 | OPPENHEIMER QUEST VALUE FUND, INC.

the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                     33 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
    ------------------------------------------------------------------------
    $  4,475,879        $  813,467                $  --       $  158,893,677

1. During the fiscal year ended October 31, 2004, the Fund utilized $42,423,928 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended October 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                                 INCREASE TO
                                   INCREASE TO               ACCUMULATED NET
    INCREASE TO                ACCUMULATED NET              REALIZED LOSS ON
    PAID-IN CAPITAL          INVESTMENT INCOME                 INVESTMENTS 3
    ------------------------------------------------------------------------
    $  140,280                      $  378,250                    $  518,530

3. $140,280, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                        YEAR ENDED                YEAR ENDED
                                  OCTOBER 31, 2004          OCTOBER 31, 2003
    ------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                   $  1,906,673                     $  --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities         $  806,709,748
                                           ===============

    Gross unrealized appreciation          $  203,441,824
    Gross unrealized depreciation             (44,548,147)
                                           ---------------
    Net unrealized appreciation            $  158,893,677
                                           ===============


                     34 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $16,637 and payments of $3,035 were made to retired directors, resulting in an accumulated liability of $132,501 as of October 31, 2004.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets


                     35 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 125 million shares of $1.00 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                   YEAR ENDED OCTOBER 31, 2004    YEAR ENDED OCTOBER 31, 2003
                                        SHARES          AMOUNT         SHARES          AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                                 9,121,307   $ 176,840,063      8,388,977   $ 135,379,774
Dividends and/or
distributions reinvested                93,242       1,710,058             --              --
Redeemed                            (9,001,270)   (174,561,356)    (7,304,455)   (114,871,972)
                                    ----------------------------------------------------------
Net increase                           213,279   $   3,988,765      1,084,522   $  20,507,802
                                    ==========================================================

----------------------------------------------------------------------------------------------
CLASS B
Sold                                 1,820,956   $  33,402,292      2,164,844   $  33,198,617
Dividends and/or
distributions reinvested                    --              --             --             --
Redeemed                            (5,373,583)    (98,975,600)    (5,840,725)    (87,515,711)
                                    ----------------------------------------------------------
Net decrease                        (3,552,627)  $ (65,573,308)    (3,675,881)  $ (54,317,094)
                                    ==========================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                                   962,461   $  17,687,805      2,153,026   $  32,292,040
Dividends and/or
distributions reinvested                    --              --             --              --
Redeemed                             (970,397)     (17,827,034)    (2,532,498)    (37,836,118)
                                    ----------------------------------------------------------
Net decrease                            (7,936)  $    (139,229)      (379,472)  $  (5,544,078)
                                    ==========================================================

----------------------------------------------------------------------------------------------
CLASS N
Sold                                   412,806   $   7,960,801        295,202   $   4,685,360
Dividends and/or
distributions reinvested                   240           4,396             --              --
Redeemed                              (146,254)     (2,827,931)      (159,224)     (2,551,446)
                                    ----------------------------------------------------------
Net increase                           266,792   $   5,137,266        135,978   $   2,133,914
                                    ==========================================================

----------------------------------------------------------------------------------------------
CLASS Y
Sold                                   696,960   $  13,737,799        971,748   $  15,136,128
Dividends and/or
distributions reinvested                 4,517          83,852             --              --
Redeemed                              (902,125)    (17,451,559)      (705,862)    (11,419,767)
                                    ----------------------------------------------------------
Net increase (decrease)               (200,648)  $  (3,629,908)       265,886   $   3,716,361
                                    ==========================================================


                     36 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004, were $123,129,841 and $121,187,076, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $400 million, 0.80% of the next $400 million, 0.70% of the next $400 million, 0.65% of the next $400 million and 0.60% of average annual net assets in excess of $2 billion. From June 15, 2003 through December 31, 2003, the annual advisory fee rate was 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $600 million, 0.80% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the year ended October 31, 2004, the Manager paid $2,844,245 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $2,454,116 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of


                     37 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $8,466,949, $2,626,847 and $303,496, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
October 31, 2004        $ 329,594        $ 10,992       $ 390,635         $ 8,920         $ 4,217

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $378,250, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $3,581 and $430 for Class A and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.


                     38 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of October 31, 2004, the Fund had no securities on loan.

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENT

The subadvisory agreement between the Manager and OpCap Advisors will terminate on December 31, 2004. Effective January 1, 2005, the Manager will assume day-to-day investment management of the Fund.

                     39 | OPPENHEIMER QUEST VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER QUEST VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Value Fund, Inc., including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Value Fund, Inc. as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                     40 | OPPENHEIMER QUEST VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.0528, $0.0067 and $0.0646 per share were paid to Class A, Class N and Class Y shareholders, respectively, on December 10, 2003, all of which was designated as ordinary income for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $19,190,266 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     41 | OPPENHEIMER QUEST VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     42 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE,       HELD BY DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY
AGE                            DIRECTOR
INDEPENDENT                    THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY,
DIRECTORS                      CENTENNIAL, CO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,            Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the Board          Partner of Trivest Venture Fund (private venture capital fund); former President
of Directors, Director         of Investment Counseling Federated Investors, Inc.; Trustee of the following
(since 1985)                   open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 71                        Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,               Principal of Clinton Management Associates, a financial and venture capital
Director (since 1983)          consulting firm; Trustee of the following open-end investment companies: Trustee
Age: 72                        of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                               Narragansett Insured Tax-Free Income Fund. Formerly a director of OCC Cash
                               Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Director (since 1998)          OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,              Chairman and Chief Executive Officer of Aquila Management Corporation, the
Director (since 1996)          sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 75                        following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                               Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                               Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                               of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and Aquila
                               Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President, Director,
                               Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash
                               Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                               predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management
                               Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short
                               Term Asset Reserves; Trustee Emeritus of Brown University. Formerly Chairman of
                               the Board of Trustees and President of Hawaiian Tax-Free Trust. Oversees 11
                               portfolios in the OppenheimerFunds complex.

BRIAN WRUBLE,                  General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds in
Director (since 2001)          distribution since 1/1/97); Director (since September 2004) of Special Value
Age: 61                        Opportunities Fund, LLC; Investment Advisory Board (since October 2004) of Zurich
                               Financial Services; Board of Governing Trustees (since August 1990) of The
                               Jackson Laboratory (genetics laboratory, non profit); Trustee (since May 1992) of
                               Institute for Advanced Study (educational institute); Formerly Special Limited
                               Partner (1999-2004) and Managing Principal (through December 1998) of Odyssey
                               Investment Partners, LLC (private equity investment); Trustee (2000-2002) of
                               Research Foundation of AIMR (investment research, non-profit); Governor, Jerome
                               Levy Economics Institute of Bard College (economics research) (August
                               1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm)
                               (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.


                     43 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MURPHY
                               AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                               NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                               CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                               HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)         (since September 2000) of the Manager; President and a director or trustee
Age: 55                        of other Oppenheimer funds; President and a director (since July 2001) of
                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                               (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                               OppenheimerFunds Legacy Program (a charitable trust program established by the
                               Manager); a director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                               Corporation, Trinity Investment Management Corporation and Tremont Capital
                               Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                               and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                               2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                               Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual Life
                               Insurance Company (the Manager's parent company); a director (since June 1995) of
                               DLB Acquisition Corporation (a holding company that owns the shares of Babson
                               Capital Management LLC); a member of the Investment Company Institute's Board of
                               Governors (elected to serve from October 3, 2003 through September 30, 2006).
                               Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                               President and trustee (November 1999-November 2001) of MML Series Investment Fund
                               and MassMutual Institutional Funds (open-end investment companies); a director
                               (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                               Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                               Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                               Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 63 portfolios as Trustee/Director and 21 additional portfolios as
                               Officer in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)         Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                        Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of
                               OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since November 2000), and of
                               OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June
                               2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                               Company (a trust company subsidiary of the Manager); Assistant Treasurer (since
                               March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of
                               Centennial Asset Management Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                               Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund
                               Services Division. An officer of 84 portfolios in the OppenheimerFunds complex.


                     44 | OPPENHEIMER QUEST VALUE FUND, INC.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and General
                               Counsel (since November 2001) of Oppenheimer Acquisition Corp.; Assistant
                               Secretary and a director (since October 1997) of OppenheimerFunds International
                               Ltd. and OppenheimerFunds plc; Vice President and a director (since November
                               2001) of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001)
                               of Oppenheimer Real Asset Management, Inc.; Senior Vice President, General
                               Counsel and a director (since November 2001) of Shareholder Financial Services,
                               Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust
                               Company; Vice President (since November 2001) of OppenheimerFunds Legacy Program;
                               Senior Vice President and General Counsel (since November 2001) of OFI
                               Institutional Asset Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                               Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                               Financial Services, Inc. (November 1989-November 2001); and OppenheimerFunds
                               International Ltd. (October 1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                   Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                        the Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                     45 | OPPENHEIMER QUEST VALUE FUND, INC.

ITEM 2.  CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2004 and $15,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $114in fiscal 2004 and $132 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include the cost to the principal accountant of attending audit committee meetings.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,728 in fiscal 2004 and $11,632 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)